Financial Instruments - Summary of Carrying Amount and Contractual Maturities of Financial Liabilities (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	$ 117,782,000	$ 127,697,000
Liquidity risk
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	175,135,000	208,515,000
Financial liabilities	193,055,000	221,788,000
Liquidity risk | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	66,483,000	78,536,000
Liquidity risk | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	19,240,000	106,909,000
Liquidity risk | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	106,007,000	32,805,000
Liquidity risk | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,325,000	3,538,000
Liquidity risk | Senior Secured Revolving Credit Facility [Member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	81,073,000	82,512,000
Financial liabilities	93,444,000	88,436,000
Liquidity risk | Senior Secured Revolving Credit Facility [Member] | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	6,065,000	5,924,000
Liquidity risk | Senior Secured Revolving Credit Facility [Member] | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	6,306,000	82,512,000
Liquidity risk | Senior Secured Revolving Credit Facility [Member] | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	81,073,000	0
Liquidity risk | Senior Secured Revolving Credit Facility [Member] | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Secured loans
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	8,537,000	13,192,000
Financial liabilities	8,580,000	14,226,000
Liquidity risk | Secured loans | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	8,580,000	9,398,000
Liquidity risk | Secured loans | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	4,828,000
Liquidity risk | Secured loans | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Secured loans | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Subordinated unsecured loan
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	20,000,000	20,000,000
Financial liabilities	23,871,000	23,275,000
Liquidity risk | Subordinated unsecured loan | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,310,000	1,310,000
Liquidity risk | Subordinated unsecured loan | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,608,000	1,310,000
Liquidity risk | Subordinated unsecured loan | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	20,953,000	20,655,000
Liquidity risk | Subordinated unsecured loan | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Purchase Payable Non Interest Bearing [Member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	8,172,000	11,993,000
Financial liabilities	8,436,000	12,642,000
Liquidity risk | Purchase Payable Non Interest Bearing [Member] | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,218,000	4,214,000
Liquidity risk | Purchase Payable Non Interest Bearing [Member] | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,218,000	4,214,000
Liquidity risk | Purchase Payable Non Interest Bearing [Member] | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	4,214,000
Liquidity risk | Purchase Payable Non Interest Bearing [Member] | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Lease liabilities [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	11,520,000	18,516,000
Financial liabilities	12,615,000	20,499,000
Liquidity risk | Lease liabilities [member] | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,559,000	4,545,000
Liquidity risk | Lease liabilities [member] | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	2,750,000	5,219,000
Liquidity risk | Lease liabilities [member] | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	3,981,000	7,197,000
Liquidity risk | Lease liabilities [member] | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,325,000	3,538,000
Liquidity risk | Trade Payable
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	41,751,000	53,145,000
Financial liabilities	41,751,000	53,145,000
Liquidity risk | Trade Payable | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	41,751,000	53,145,000
Liquidity risk | Trade Payable | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Trade Payable | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Trade Payable | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Contingent consideration [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	4,082,000	9,157,000
Financial liabilities	4,358,000	9,565,000
Liquidity risk | Contingent consideration [member] | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Contingent consideration [member] | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,358,000	8,826,000
Liquidity risk | Contingent consideration [member] | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	739,000
Liquidity risk | Contingent consideration [member] | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	$ 0	$ 0